Cover	Apr. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On or about March 17, 2020, Simmons First National Corporation (the “Company”) furnished a proxy statement (the “Proxy Statement”) to its shareholders for the Company’s Annual Meeting of Shareholders to be held on April 23, 2020 (the “Annual Meeting”), including a proposal to amend the First Amended and Restated Simmons First National Corporation 2015 Incentive Plan (the “2015 Plan”) to increase the number of shares reserved for issuance from 4,000,000 to 7,600,000 and extend the term thereof from June 30, 2025 to June 30, 2030 (“Proposal 5”). The Company included as Appendix A to the Proxy Statement a copy of the 2015 Plan, as proposed to be amended. On April 2, 2020, the Company filed a Proxy Supplement as additional proxy material and a Current Report on Form 8-K (the “Original 8-K”) reporting that the Company’s Board of Directors had approved a further amendment, subject to shareholder approval, to the 2015 Plan to increase the number of shares reserved for issuance from 4,000,000 to 6,800,000 instead of 7,600,000. The Company attached as Exhibit 10.1 to the Original 8-K a copy of the 2015 Plan, as proposed to be amended. Appendix A included with the Proxy Statement and Exhibit 10.1 as filed with the Original 8-K inadvertently omitted Section 5.2 and a sentence in Section 6.8(b) of the 2015 Plan. The Company has attached as Exhibit 10.1 hereto a correct copy of the 2015 Plan, as proposed to be amended, containing the inadvertently omitted Section 5.2 and the complete Section 6.8(b). The disclosure set forth in Proposal 5 of the Proxy Statement, as supplemented by the Proxy Supplement, is not modified hereby.
Document Period End Date	Apr. 01, 2020
Entity File Number	000-06253
Entity Registrant Name	SIMMONS FIRST NATIONAL CORPORATION
Entity Central Index Key	0000090498
Entity Tax Identification Number	71-0407808
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	501 Main Street
Entity Address, City or Town	Pine Bluff
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71601
City Area Code	870
Local Phone Number	541-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable